UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Church Capital Fund
Schedule of Investments
June 30, 2019

Shares/Principal Amount				Fair Value

CHURCH MORTGAGE BONDS (a)

California			9.42%
		Sonrise Baptist Church of Clovis (c) (d) (e) (i)
594,433		7.50%, 06/01/2020		$509,965

		Trinity Southern Baptist Church of Livermore, California
111,000		7.30%, 03/18/2030		103,818
128,000		7.30%, 09/18/2030		131,045
143,000		7.30%, 03/18/2032		118,784
				353,647

		Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991		8.40%, 10/15/2020		16,991
17,557		8.40%, 04/15/2021		17,557
18,124		8.40%, 10/15/2021		18,124
19,257		8.40%, 04/15/2022		19,257
19,823		8.40%, 10/15/2022		19,823
20,389		8.40%, 04/15/2023		20,389
21,522		8.40%, 10/15/2023		21,522
22,655		8.40%, 04/15/2024		22,655
23,221		8.40%, 10/15/2024		23,221
24,354		8.40%, 04/15/2025		24,354
25,487		8.40%, 10/15/2025		25,487
26,619		8.40%, 04/15/2026		26,619
27,186		8.40%, 10/15/2026		27,186
28,885		8.40%, 04/15/2027		28,885
30,018		8.40%, 10/15/2027		30,018
31,150		8.40%, 04/15/2028		31,150
32,283		8.40%, 10/15/2028		32,283
33,982		8.40%, 04/15/2029		33,982
35,115		8.40%, 10/15/2029		35,115
36,814		8.40%, 04/15/2030		36,814
38,513		8.40%, 10/15/2030		38,513
39,646		8.40%, 04/15/2031		39,646
41,911		8.40%, 10/15/2031		41,911
43,044		8.40%, 04/15/2032		43,044
45,310		8.40%, 10/15/2032		45,310
47,009		8.40%, 04/15/2033		47,009
49,274		8.40%, 10/15/2033		49,274
50,973		8.40%, 04/15/2034		50,973
39,080		8.40%, 10/15/2034		39,080
				906,192
Florida			11.59%
		Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,296,429		2.00%, 06/01/2027		527,647

		Bethel Baptist Institutional Church, Inc. (e) (i)
251,757		0.00%, 01/01/2022 (f)		25.18
1,586,982		4.50%, 01/01/2022		1,065,341
				1,065,366
		Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
113,655		7.00%, 11/5/2019		103,517

		Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852		5.25%, 07/01/2036		397,215

		Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054		4.00%, 11/15/2022		83,205

Illinois			1.26%
		First Baptist Church of Melrose Park (c) (d) (i)
19,843		7.80%, 06/12/2019		8,623
20,976		7.80%, 12/12/2019		9,116
20,976		7.80%, 06/12/2020		9,116
22,677		7.80%, 12/12/2020		9,856
23,244		7.80%, 06/12/2021		10,102
23,811		7.80%, 12/12/2021		10,348
25,512		7.80%, 06/12/2022		11,087
28,347		7.90%, 12/12/2023		12,319
28,913		7.90%, 06/12/2024		12,566
30,614		7.90%, 12/12/2024		13,305
31,748		7.90%, 06/12/2025		13,798
24,378		7.90%, 06/12/2030		10,595
48,756		7.90%, 12/12/2030		21,189
13,606		7.90%, 12/12/2033		5,913
63,496		7.90%, 06/12/2034		27,595
66,331		7.90%, 12/12/2034		28,827
25,512		8.00%, 12/12/2022		11,088
27,213		8.00%, 06/12/2023		11,827
				237,270
Indiana			3.29%
		Madison Park Church of God, Inc. (e) (i)
1,628,194		5.50%, 01/01/2033		618,878

Louisiana			3.73%
		Living Way Apostolic Church, Inc.
103,000		7.90%, 10/20/2030		99,261
15,000		7.90%, 10/20/2031		14,322
91,000		7.90%, 04/20/2032		87,387
121,000		7.90%, 10/20/2032		115,398
126,000		7.90%, 04/20/2033		120,432
136,000		7.90%, 04/20/2034		129,717
141,000		7.90%, 10/20/2034		134,034
				700,551
Maryland			0.23%
		Ark of Safety Christian Church, Inc. (c)(d) (e) (i)
46,508		4.50%, 05/15/2027		43,433

Massachusetts			1.60%
		Harvest Ministries of New England, Inc.
95,000		7.30%, 02/20/2033		87,618
114,000		7.30%, 08/20/2033		104,983
118,000		7.30%, 02/20/2034		108,666
				301,267
North Carolina			0.08%
		Accumulated Resources of Kindred Spirits (c) (d) (i)
54,794		7.75%, 12/01/2009		14,909

Rhode Island			3.64%
		The Cathedral of Life Christian Assembly (d) (i)
23,000		7.50%, 08/15/2020		13,253
23,000		7.50%, 02/15/2021		13,253
25,000		7.50%, 08/15/2021		14,405
25,000		7.50%, 02/15/2022		14,405
35,000		7.60%, 08/15/2026		20,167
37,000		7.60%, 02/15/2027		21,319
39,000		7.60%, 08/15/2027		22,472
40,000		7.60%, 02/15/2028		23,048
41,000		7.60%, 08/15/2028		23,624
43,000		7.60%, 02/15/2029		24,777
45,000		7.60%, 08/15/2029		25,929
46,000		7.60%, 02/15/2030		26,505
48,000		7.60%, 08/15/2030		27,658
50,000		7.60%, 02/15/2031		28,810
52,000		7.60%, 08/15/2031		29,962
53,000		7.60%, 02/15/2032		30,539
58,000		7.60%, 02/15/2033		33,420
60,000		7.60%, 08/15/2033		34,572
62,000		7.60%, 02/15/2034		35,724
65,000		7.60%, 08/15/2034		37,453
67,000		7.60%, 02/15/2035		38,605
70,000		7.60%, 08/15/2035		40,334
62,000		7.60%, 08/15/2036		35,724
58,000		7.60%, 02/15/2037		33,420
7,000		7.60%, 08/15/2037		4,033
26,000		8.00%, 08/15/2022		14,981
28,000		8.00%, 02/15/2023		16,134
				684,526
Tennessee			3.63%
		Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000		8.40%, 07/18/2021		14,698
39,000		8.40%, 10/18/2021		15,085
40,000		8.40%, 01/18/2022		15,472
41,000		8.40%, 04/18/2022		15,859
41,000		8.40%, 07/18/2022		15,859
42,000		8.40%, 10/18/2022		16,246
44,000		8.40%, 01/18/2023		17,019
44,000		8.40%, 04/18/2023		17,019
45,000		8.40%, 07/18/2023		17,406
46,000		8.40%, 10/18/2023		17,793
47,000		8.40%, 01/18/2024		18,180
47,000		8.40%, 04/18/2024		18,180
34,000		8.40%, 07/18/2024		13,151
50,000		8.40%, 10/18/2024		19,340
51,000		8.40%, 01/18/2025		19,726
52,000		8.40%, 04/18/2025		20,114
54,000		8.40%, 10/18/2025		20,887
56,000		8.40%, 01/18/2026		21,661
56,000		8.40%, 04/18/2026		21,661
58,000		8.40%, 10/18/2026		22,434
60,000		8.40%, 01/18/2027		23,208
35,000		8.40%, 10/18/2028		13,538
30,000		8.40%, 01/18/2029		11,604
52,000		8.40%, 04/18/2029		20,114
20,000		8.40%, 07/18/2029		7,736
75,000		8.40%, 10/18/2029		29,010
77,000		8.40%, 01/18/2030		29,784
78,000		8.40%, 04/18/2030		30,170
81,000		8.40%, 07/18/2030		31,331
81,000		8.40%, 10/18/2030		31,331
21,000		8.40%, 04/18/2031		8,123
38,000		8.40%, 07/18/2031		14,698
88,000		8.40%, 10/18/2031		34,038
100,000		8.40%, 04/18/2033		38,680
				681,155

Total Church Mortgage Bonds (Cost $12,631,688)			38.48%	7,228,743

CHURCH MORTGAGE LOANS (b)

California			3.04%
		Mount Olive Missionary Baptist Church of Fresno (e) (i)
817,915		3.50%, 08/25/2020		570,414

Georgia			4.38%
		God First Breakthrough Ministries, Inc. (e) (i)
921,215		3.00%, 03/01/2020		823,566

Nevada			0.75%
		Iglesia Christiana Verbo De Dios, Inc. (e) (i)
236,185		4.00%, 04/1/2023		141,758

Texas			2.44%
		Pleasant Grove Baptist Church (e) (i)
756,113		7.50%, 08/01/2033		$457,826

Total Church Mortgage Loans (Cost $2,731,428)			10.61%	1,993,565

EXCHANGE TRADED FUNDS			46.71%

Exchange Traded Funds
39,600		Invesco Senior Loan ETF		897,336
8,600		iShares 0-5 Year Investment Grade Corporate Bond ETF		438,342
8,000		iShares Intermediate-Term Corporate Bond ETF		455,600
8,200		iShares Short-Term Corporate Bond ETF		438,208
17,500		PIMCO 1-3 Year US Treasury ETF		890,400
9,000		PIMCO Investment Grade Corporate Bond ETF		967,050
11,000		Vanguard Intermediate-Term Bond Index Fund ETF		951,500
14,200		Vanguard Intermediate-Term Treasury Index Fund ETF		936,774
10,800		Vanguard Intermediate-Term Corporate Bond Index Fund ETF		970,380
11,400		Vanguard Short-Term Bond ETF		918,042
11,300		Vanguard Short-Term Corporate Bond ETF		911,684
Total Exchange Traded Funds (Cost $8,484,255) (h)				8,775,317

SHORT TERM INVESTMENT			3.83%

Money Market Fund
719,613		Federated Gov't Obligations Fund-Inst'l Shares- 2.30% (g) (h) (Cost $719,613)		719,613

Total Investments - (Cost $24,566,984)			99.63%	18,717,237

ASSETS IN EXCESS OF LIABILITIES			0.37%	68,975

Net Assets			100.00%	$18,786,212

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of June 30, 2019.
(h) Mutual funds are priced at their NAV as of June 30, 2019.
(i) Security is fair valued by management as of June 30, 2019.

As of June 30, 2019, the cost of investments were $24,566,984, the gross unrealized appreciation on investments were $305,443 and the gross unrealized depreciation on investments were $6,155,191, for a net unrealized depreciation of $5,849,748 for federal income tax purposes.

CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2019 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in Church Securities are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in Church Securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such Church Securities using a pricing service when such prices are believed to reflect fair value. Church Securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads.  The Market Approach is sensitive to changes in the benchmark yield curve and spreads that reflect the credit, liquidity, and refinancing risks of the individual security.  A reduced yield causes the price to increase while an increased yield causes the price to decrease.

The relevant inputs that the Fund could consider when using the Market Approach may include, but have not been limited to:

	-	the BB yield curve
	-	the viability of the local refinancing market
	-	the size of the issuer
	-	the size of any trades that occurred in the open market
	-	the maturity date
	-	the estimated value of the underlying collateral
	-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest. has any late or missed payments, maturity extensions

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund management has taken an Income Approach to the valuation of the securities.  The relevant inputs that Fund management could consider in using the Income Approach to determine a fair value include, but have not been limited to:

	-	any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages
	-	any current listing price or related data
	-	index adjusted appraisal values or broker opinion of value based on published real estate sources
	-	estimated costs associated with the disposition of the property
	-	risk adjusted discount rate
	-	estimated time to sell in years
	-	probability of foreclosure
	-	broker opinion of values of the property securing the church securities

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in a property value or other estimate of the value of the underlying real estate, causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the Church Loan Assets Master LLC (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations, if any, held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for exchange traded funds and money market funds and ETF’s.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, Church Securities are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing and; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2019:

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs	Balance as of
Assets		(Level 1)	(Level 2)	(Level 3)	31-Dec-18
Church Mortgage Bonds 0			0	$7,228,743	7,228,743
Church Mortgage Loans 0			0	1,993,565	1,993,565
Exchange Traded Funds 5,583,832			0	0	8,775,317
Short Term Investments 1,505,159			0	0	719,613
		$7,088,991	0	$9,222,307	$18,717,237
It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2019.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Church Mortgage Bonds	Church Mortgage Loans	Total
		Balance as of 04/01/2019	$7,157,689	$2,000,597	$9,158,286
		Accrued Accretion/(Amortization)	0	0	0
		Unrealized Appreciation/(Depreciation)	71,054	42,827	113,881
		Realized Gain/(Loss)	0	0	0
		Gross Sales and Paydowns	0	-49,859	-49,859
		Gross Restructures	0	0	0
		Transfers In/(Out) of Level 3	0	0	0
		Balance as of 06/30/2019	$7,228,743	$1,993,565	$9,222,308

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: August 29, 2019

By /s/ Richard A. Nunn

Richard A. Nunn

Treasurer

Date: August 29, 2019

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date August 29, 2019